Property, Plant and Equipment: (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

 Property, Plant and Equipment

		Accumulated
	Cost	Depreciation	Net
June 30, 2021
Machinery and equipment	$1,769,777	$–	$1,769,777
Furniture and office equipment	421,432	(304,217)	117,215
Transportation equipment	326,788	(198,016)	128,772
Leasehold improvements	29,390	(22,979)	6,411
Mineral property	350,000	–	350,000
	$2,897,387	$(525,212)	$2,372,175

		Accumulated
	Cost	Depreciation	Net
December 31, 2020
Machinery and equipment	$1,858,959	$–	$1,858,959
Furniture and office equipment	421,432	(286,083)	135,349
Transportation equipment	326,788	(165,338)	161,450
Leasehold improvements	29,390	(20,596)	8,794
Mineral property	350,000	–	350,000
	$2,986,569	$(472,017)	$2,514,552